Fair Value Measurements - The carrying value and fair value of financial instruments (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Financial assets:
Mortgage loans		$ 890	$ 880
Policy loans		192	201
Level 1
Financial assets:
Cash and cash equivalents		499	262
Mortgage loans		0	0
Policy loans		0	0
Total financial assets not accounted for at fair value		499	262
Financial liabilities:
Annuity benefits accumulated	[1]	0	0
Total financial liabilities not accounted for at fair value		0	0
Level 2
Financial assets:
Cash and cash equivalents		0	0
Mortgage loans		0	0
Policy loans		0	0
Total financial assets not accounted for at fair value		0	0
Financial liabilities:
Annuity benefits accumulated	[1]	0	0
Total financial liabilities not accounted for at fair value		0	0
Level 3
Financial assets:
Cash and cash equivalents		0	0
Mortgage loans		887	883
Policy loans		192	201
Total financial assets not accounted for at fair value		1,079	1,084
Financial liabilities:
Annuity benefits accumulated	[1]	28,932	25,488
Total financial liabilities not accounted for at fair value		28,932	25,488
Carrying Value
Financial assets:
Cash and cash equivalents		499	262
Mortgage loans		890	880
Policy loans		192	201
Total financial assets not accounted for at fair value		1,581	1,343
Financial liabilities:
Annuity benefits accumulated	[1]	29,703	26,422
Total financial liabilities not accounted for at fair value		29,703	26,422
Fair Value
Financial assets:
Cash and cash equivalents		499	262
Mortgage loans		887	883
Policy loans		192	201
Total financial assets not accounted for at fair value		1,578	1,346
Financial liabilities:
Annuity benefits accumulated	[1]	28,932	25,488
Total financial liabilities not accounted for at fair value		$ 28,932	$ 25,488

[1]	Excludes $204 million and $200 million of life contingent annuities in the payout phase at December 31, 2016 and 2015, respectively.